Balance Sheet Components - Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Short-term deposits	$ 180	$ 718	$ 130
Prepaid rent	339	227	179
Other prepaid expenses	5,981	2,084	980
Escrow deposit, current	2,100	1,750
Interest receivable	652
Other current assets	98	156	4
Total	$ 9,350	$ 4,935	$ 1,293